Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	$ 1,708,168
New loans	270,323
Adoption IFRS 16 (Note 4)	105,238
Scheduled repayments	(70,559)
Early repayments	(367,350)
Other changes	1,908
Translation differences	(73)
Carrying amount of liability at the end of the period	1,647,655
More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	433,662
Carrying amount of liability at the end of the period	385,810
Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,135,969
Carrying amount of liability at the end of the period	1,121,505
More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,569,631
Carrying amount of liability at the end of the period	1,507,315
Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	138,537
Carrying amount of liability at the end of the period	140,340
Bank loans
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,560,002
New loans	220,000
Scheduled repayments	(53,516)
Early repayments	(367,350)
Other changes	1,810
Carrying amount of liability at the end of the period	1,360,946
Bank loans | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	433,662
Carrying amount of liability at the end of the period	383,083
Bank loans | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	987,803
Carrying amount of liability at the end of the period	866,421
Bank loans | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	1,421,465
Carrying amount of liability at the end of the period	1,249,504
Bank loans | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	138,537
Carrying amount of liability at the end of the period	111,442
Convertible and other Notes
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	148,166
New loans	50,000
Scheduled repayments	0
Early repayments	0
Other changes	98
Carrying amount of liability at the end of the period	198,264
Convertible and other Notes | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	0
Convertible and other Notes | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	148,166
Carrying amount of liability at the end of the period	198,264
Convertible and other Notes | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	148,166
Carrying amount of liability at the end of the period	198,264
Convertible and other Notes | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	0
Lease liabilities
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0
New loans	323
Adoption IFRS 16 (Note 4)	105,238
Scheduled repayments	(17,043)
Early repayments	0
Other changes	0
Translation differences	(73)
Carrying amount of liability at the end of the period	88,445
Lease liabilities | More than 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	2,727
Lease liabilities | Between 1 and 5 years
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	56,820
Lease liabilities | More than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	59,547
Lease liabilities | Less than 1 year
Reconciliation of changes in borrowings [abstract]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	$ 28,898